Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Revaluation surplus [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Total	Financial Assets At F V T O C I [Member]	Other equity interest [member]	Non-controlling interests [member]
Beginning balance, value at Dec. 31, 2018	$ 42	$ 389,394	$ (57,994)	$ (34,710)			$ 296,732
IfrsStatementLineItems [Line Items]
Currency translation on foreign entities				(12,271)			(12,271)
Loss for the year			(92,531)				(92,531)
Absorption of accumulated losses by share premium reserve		(160,203)	160,203
Share-based compensation granted, net of shares withheld for employee taxes (note 10)			18,511				18,511
Stock options exercised		5,831					5,831
Shares repurchased (note 27)		(3,774)					(3,774)
Capital increase (Series F)	3	399,998					400,001
Cash flow hedge					1		1
Own credit adjustment						(249)	(249)
Ending balance, value at Dec. 31, 2019	45	631,246	28,189	(46,981)	1	(249)	612,251
IfrsStatementLineItems [Line Items]
Currency translation on foreign entities				(50,100)			(50,100)
Loss for the year			(171,491)				(171,491)
Share-based compensation granted, net of shares withheld for employee taxes (note 10)			40,861				40,861
Stock options exercised		6,776					6,776
Shares repurchased (note 27)		(15)					(15)
Cash flow hedge					48		48
Own credit adjustment						(219)	(219)
Issuance of preferred shares - Series F-1 (note 27)							16,795,799
Ending balance, value at Dec. 31, 2020	45	638,007	(102,441)	(97,081)	49	(468)	438,111		$ 438,111
IfrsStatementLineItems [Line Items]
Currency translation on foreign entities				(13,855)			(13,855)		(13,855)
Loss for the year			(164,993)				(165,334)		(164,993)	(341)
Share-based compensation granted, net of shares withheld for employee taxes (note 10)			139,025				139,025		139,025
Stock options exercised		12,252					12,252		12,252
Shares repurchased (note 27)		(4,607)					(4,607)		(4,607)
Cash flow hedge					1,438		1,438		1,438
Own credit adjustment						(1,051)	(1,051)		(1,051)
Shares issued on business acquisition (note 1 (c))		277,575					277,575		277,575
Issuance of preferred shares - Series F-1 (note 27)	5	400,910					400,915		400,915
Issuance of preferred shares - Series G (note 27)	3	399,997					400,000		400,000
Issuance of preferred shares - Series G-1 (note 27)	28	399,972					400,000		400,000
Issuance of shares under the customer program and IPO (note 1(a))	2	2,602,024					2,602,026		2,602,026
Transactions costs from IPO (note 1(a))		(47,545)					(47,545)		(47,545)
Increase in non-controlling interests							1,850			1,850
Fair value changes - financial assets at FVTOCI							1,741	1,741	1,741
Ending balance, value at Dec. 31, 2021	$ 83	$ 4,678,585	$ (128,409)	$ (110,936)	$ 1,487	$ (1,519)	$ 4,442,541	$ 1,741	$ 4,441,032	$ 1,509